Earnings Per Share - Reconciliation of income attributable to common shareholders and computation of EPS (Detail) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income	$ 1,683,000	$ 9,466,000	$ 18,850,000	$ 20,533,000	$ 13,344,000	$ 17,085,386	$ 2,334,717
Less: preferred stock dividends		(19,000)	(27,000)	(27,000)	(99,000)	(118,534)	(257,371)
Net income attributable to common shareholders	$ 1,683,000	$ 9,447,000	$ 18,823,000	$ 20,506,000	$ 13,245,000	$ 16,966,852	$ 2,077,346
Weighted average shares outstanding
Denominator for basic earnings per share-weighted average common shares outstanding	17,604,000	3,252,000	6,717,000	10,386,000	3,209,000	3,193,122	2,985,058
Effect of dilutive shares-convertible preferred stock and employee and director stock options		6,202,000	6,153,000	4,080,000	3,567,000	4,324,245	533,194
Denominator for diluted earnings per share	17,604,000	9,454,000	12,870,000	14,466,000	6,776,000	7,517,367	3,518,252
Earnings per share
Basic	$ 0.10	$ 2.90	$ 2.80	$ 1.97	$ 4.13	$ 5.31	$ 0.70
Diluted	$ 0.10	$ 1.00	$ 1.46	$ 1.42	$ 1.95	$ 2.26	$ 0.59